UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-10499

BlackRock California Municipal 2018 Term Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock California Municipal 2018 Term Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:  888-825-2257

Date of fiscal year end:       December 31, 2007
Date of reporting period:    March 31, 2007

PORTFOLIO OF INVESTMENTS (unaudited) MARCH 31, 2007
BlackRock California Municipal 2018 Term Trust (BJZ)

(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		LONG-TERM INVESTMENTS—148.0%
		California—116.7%
$ 2,100		ABAG Fin. Auth. for Nonprofit Corps., Hlth., Hosp. & Nursing Home RB, San Diego
		Hosp. Assoc. Proj., Ser. C, 5.375%, 3/01/21	03/14 @ 100	$2,229,276
		California GO,
5,000		5.00%, 11/01/20	11/11 @ 100	5,198,500
6,500		Ser. BZ, 5.35%, 12/01/21, MBIA, AMT	06/07 @ 101	6,544,395
5,000		City of Long Beach, Port, Arpt. & Marina RB, Ser. A, 5.25%, 5/15/18, FGIC, AMT	05/10 @ 101	5,198,900
7,500		Clovis Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, Zero Coupon,
		8/01/21, FGIC	No Opt. Call	4,058,325
		Cnty. of San Bernardino, Pub. Impvts. ST, Cmnty. Facs. Dist. No. 2002-1 Proj.,
105		5.35%, 9/01/17	09/12 @ 102	109,657
245		5.50%, 9/01/18	09/12 @ 102	257,618
500		5.60%, 9/01/19	09/12 @ 102	528,470
355		5.70%, 9/01/20	09/12 @ 102	376,687
6,500	[2]	Dept. of Wtr. Recs., Cash Flow Mgmt. Elec., Pwr. & Lt. RB, Ser. A, 5.125%, 5/01/12	N/A	7,017,270
3,395		Fontana Pub. Fin. Auth., Incrmt. TA, Fontana Redev. Proj., Ser. A, 5.25%, 9/01/18, FSA	09/11 @ 101	3,633,635
20,000		Foothill Eastn. Transp. Corridor Agcy., Hwy. Tolls RB, Cap. Apprec. Proj., Zero Coupon,
		1/15/21	01/10 @ 53.346	9,348,000
		Hlth. Facs. Fing. Auth., Hlth., Hosp. & Nusing Home RB, Adventist Hlth. Sys. Proj.,
1,075		Ser. A, 5.00%, 3/01/18	03/13 @ 100	1,116,194
1,000		Ser. A, 5.00%, 3/01/19	03/13 @ 100	1,035,150
2,060		Ser. A, 5.00%, 3/01/20	03/13 @ 100	2,130,225
1,355		Ser. A, 5.00%, 3/01/24	03/13 @ 100	1,397,628
		Infrastructure & Econ. Dev. Bank, Hlth., Hosp. & Nursing Home Impvts. RB,
1,985		J. David Gladstone Proj., 5.50%, 10/01/20	10/11 @ 101	2,108,844
6,500		Kaiser Asst. Corp. Proj., Ser. A, 5.55%, 8/01/31	08/11 @ 102	6,874,400
		Lathrop Fing. Auth., Wtr. Util. Impvts. Wtr. RB, Wtr. Sply. Proj.,
995		5.80%, 6/01/21	06/13 @ 100	1,050,780
1,040		5.85%, 6/01/22	06/13 @ 100	1,099,914
1,000		5.90%, 6/01/23	06/13 @ 100	1,059,160
		Los Angeles Cnty. Pub. Wks. Fin. Auth., Recreational Fac. Impvts. Misc. RB, Regl. Pk. Proj.,
3,220	[2]	Ser. A, 5.00%, 10/01/07	N/A	3,274,386
1,780		Ser. A, 5.00%, 10/01/19	10/07 @ 101	1,810,064
10,025		Los Angeles Habor Dept., Port, Arpt. & Marina RB, Ser. B, 5.50%, 8/01/21, AMBAC,
		AMT	08/11 @ 100	10,597,127
		Poll. Ctrl. Fing. Auth.,
3,100		Indl. RB, San Diego Gas & Elec. Co. Proj., Ser. A, 5.90%, 6/01/14	No Opt. Call	3,407,024
2,500		Rec. Recovery Impvts. RB, Republic Svcs., Inc. Proj., Ser. B, 5.25%, 6/01/23, AMT	No Opt. Call	2,650,800
2,500		Rec. Recovery RB, Republic Svcs., Inc. Proj., Ser. C, 5.25%, 6/01/23, AMT	No Opt. Call	2,650,800
4,000		Sld. Wst. Disp. RB, Wst. Mgmt., Inc. Proj., Ser. A, 5.125%, 7/01/31, AMT	05/14 @ 100	4,173,680
		Pub. Wks. Brd., Lease Abatement RB,
2,020		California Cmnty. Coll. Proj., Ser. A, 5.00%, 12/01/17	12/08 @ 101	2,070,803
2,415		California St. Univ. Proj., Ser. A, 5.00%, 10/01/17	10/08 @ 101	2,468,009
5,000		Riverside Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty Tax GO, Ser. A, 5.25%,
		2/01/23, FGIC	02/12 @ 101	5,358,950
2,980		San Diego Cnty., Lease Abatement COP, 5.25%, 11/01/19, AMBAC	11/11 @ 100	3,167,919
2,135	[2]	Santa Clara Valley Transp. Auth., Trans. Impvts. Sales Tax RB, Ser. A, 5.00%, 6/01/11,
		MBIA	N/A	2,253,044
5,000		Statewide Cmntys. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Daughters of Charity
		Proj., Ser. A, 5.25%, 7/01/24	07/15 @ 100	5,241,700
4,590		Stockton-East Wtr. Dist., Lease COP, Ser. B, Zero Coupon, 4/01/19, FGIC	04/12 @ 66.427	2,481,446
				113,978,780
		Multi-State—9.7%
4,000[3]		Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/09	No Opt. Call	4,186,880
5,000[3]		MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	5,262,950
				9,449,830

BlackRock California Municipal 2018 Term Trust (BJZ) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		Puerto Rico—14.4%
$ 1,035		Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, 5.25%, 7/01/17	07/16 @ 100	$1,124,983
4,410		Pub. Bldgs. Auth., Lease RB, Gov’t. Facs. Proj., Ser. C, 5.75%, 7/01/19	No Opt. Call	5,045,481
7,500	[2]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.70%, 2/01/10	N/A	7,914,450
				14,084,914
		Trust Territories—4.1%
4,000	[3]	San Manuel Entertainment Auth. RB, 2004 Gaming Proj., Ser. C, 4.50%, 12/01/16	12/13 @ 102	3,996,680
		U.S. Virgin Islands—3.1%
		Pub. Fin. Auth., Swr. Impvts. Swr. RB, Sen. Lien Matching Fund Loan,
360		Ser. A, 5.25%, 10/01/17	10/14 @ 100	385,355
455		Ser. A, 5.25%, 10/01/19	10/14 @ 100	484,570
460		Ser. A, 5.25%, 10/01/21	10/14 @ 100	489,592
315		Ser. A, 5.25%, 10/01/22	10/14 @ 100	334,848
960		Ser. A, 5.25%, 10/01/23	10/14 @ 100	1,021,123
300		Ser. A, 5.25%, 10/01/24	10/14 @ 100	318,903
				3,034,391
		Total Long-Term Investments (cost $138,983,193)		144,544,595
Shares
(000)
		MONEY MARKET FUND—7.5%
7,317	[4,5]	CMA California Mun. Money Fund, 3.03% (cost $7,316,692)	N/A	7,316,692
		Total Investments —155.5% (cost $146,299,8856)		$151,861,287
		Other assets in excess of liabilities —1.4%		1,345,469
		Preferred shares at redemption value, including dividends payable —(56.9)%		(55,548,956)

		Net Assets Applicable to Common Shareholders—100%		$97,657,800

_________________
[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[2]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2007, the Trust held 13.8% of its net assets, with a current market value of $13,446,510, in securities restricted as to resale.
[4]	Represents an investment in an affiliate.
[5]	Represents current yield as of March 31, 2007.
[6]	Cost for federal income tax purposes is $145,491,542. The net unrealized appreciation on a tax basis is $6,369,745, consisting of $6,374,894 gross unrealized appreciation and $5,149 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
AMT	— Subject to Alternative Minimum Tax	MBIA	— Municipal Bond Insurance Assoc.
COP	— Certificate of Participation	RB	— Revenue Bond
FGIC	— Financial Guaranty Insurance Co.	ST	— Special Tax
FSA	— Financial Security Assurance	TA	— Tax Allocation

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    BlackRock California Municipal 2018 Term Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007